INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity method earnings	$ 8,308	$ 15,191	$ 6,726
Deferred Income Tax Expense (Benefit)	17,588	12,600	31,061
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	(196)
Other Unconsolidated affiliates
Schedule of Equity Method Investments [Line Items]
Investment and in And Advance to Affiliates, Subsidiaries, Associates and Joint Ventures, Impairment	(7,158)
Other Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method earnings	16,187	14,721	7,270
(Loss) gain on disposal of equity method investments	$ (525)	$ 470	$ (544)
Legacy Dole | Total Produce
Schedule of Equity Method Investments [Line Items]
Ownership percentage				45.00%